  OMB Number: 3235-0578

Expires: March 31, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21201

A&Q Technology Fund LLC
(Exact name of registrant as specified in charter)

600 Washington Boulevard Stamford, Connecticut 06901
(Address of principal executive offices) (Zip code)

Michael Kim
UBS Hedge Fund Solutions LLC
600 Washington Boulevard
Stamford, CT 06901
(Name and address of agent for service)

Registrant’s telephone number, including area code:    203-719-1428

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Members’ Capital		Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Coatue Qualified Partners, L.P.	Global	$4,943,079	$18,871,868	9.19	%	4/1/2002	Quarterly	45 days	3/31/2016		$18,871,868
Criterion Horizons Fund, L.P.	US/Canada	15,000,000	17,748,031	8.64		4/1/2012	Monthly	45 days	3/31/2016		$17,748,031
Dorsal Capital Partners, L.P.	US/Canada	20,000,000	21,228,969	10.33		4/1/2015	Quarterly	45 days	3/31/2016		$21,228,969
G2 Investment Partners QP, L.P.	US/Canada	16,000,000	16,380,495	7.97		5/1/2014	Monthly	60 days	3/31/2016	(c)	$8,190,247
Jericho Capital Partners, L.P.	US/Canada	11,823,368	19,072,851	9.28		5/1/2011	Quarterly	60 days	3/31/2016		$19,072,851
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	7,000,000	16,301,042	7.94		1/1/2013	Quarterly	45 days	3/31/2016		$16,301,042
PFM Healthcare Fund, L.P.	US/Canada	12,000,000	21,582,134	10.51		10/1/2010	Quarterly	45 days	3/31/2016		$21,582,134
Quentec Partners, L.P.	US/Canada	18,000,000	18,532,610	9.02		9/1/2014	Quarterly	45 days	3/31/2016	(d)	$16,564,833
Senzar Healthcare US Fund, L.P.	US/Canada	17,080,000	16,812,986	8.18		1/1/2014	Monthly	30 days	3/31/2016		$16,812,986
Visium Balanced Fund, L.P.	US/Canada	12,555,706	21,301,658	10.37		1/1/2010	Quarterly	60 days	3/31/2016		$21,301,658

Equity Hedged Subtotal		134,402,153	187,832,644	91.43

Other
Artis Aggressive Growth Institutional, L.P.	US/Canada	878,336	146,548	0.07		3/1/2006	N/A	N/A	N/A	(e)	N/A

Other Subtotal		878,336	146,548	0.07

Total		$135,280,489	$187,979,192	91.50	%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(d)	A portion of this holding ($1,967,777) is under lock-up and is not redeemable without paying a fee.
(e)	All of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2016

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Manager has elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $187,979,192.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2016, the Investment Funds in the equity hedged strategy had $18,348,272, representing 10% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Investments representing approximately 1% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition without paying a fee. The remaining restriction period for the investment is 2 months at March 31, 2016.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of March 31, 2016, the Investment Fund in the other strategy was not subject to an investor level gate or lock-ups. The investment in this category is held in a side pocket; therefore the redemption notice period is no longer effective and the liquidation of assets is uncertain.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2016

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2016.

Please refer to the December 31, 2015 financial statements for full discloure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Technology Fund LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 24, 2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	May 24, 2016

* Print the name and title of each signing officer under his or her signature.